Revenue - Summary of Revenue Disaggregated by Segment and by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,646.6	$ 1,421.1	$ 1,131.5
Containership Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,460.4	1,222.8
Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	186.2	198.3
Operating lease revenue
Disaggregation Of Revenue [Line Items]
Revenue	1,589.6	1,367.4
Operating lease revenue | Containership Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,409.9	1,180.0
Operating lease revenue | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	179.7	187.4
Interest income from leasing
Disaggregation Of Revenue [Line Items]
Revenue	46.1	40.5
Interest income from leasing | Containership Leasing
Disaggregation Of Revenue [Line Items]
Revenue	46.1	40.5
Interest income from leasing | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	0.0	0.0
Other
Disaggregation Of Revenue [Line Items]
Revenue	10.9	13.2
Other | Containership Leasing
Disaggregation Of Revenue [Line Items]
Revenue	4.4	2.3
Other | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	$ 6.5	$ 10.9